Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net income (loss)	$ 6,682	$ (13,637)	$ (11,877)	$ 20,047
Other comprehensive income before reclassifications
Unrealized gain (loss) on qualifying cash flow hedging instruments, net of tax (note 10)	6,890	(218)	9,189	(1,014)
To interest expense:
Other comprehensive income	6,362	377	8,820	278
Comprehensive income (loss)	13,044	(13,260)	(3,057)	20,325
Non-controlling interest in comprehensive income (loss)	4,408	2,115	(6,190)	6,732
Preferred unitholders' interest in comprehensive income (loss)	6,426	2,813	12,851	5,625
General and limited partners' interest in comprehensive income (loss)	2,210	(18,188)	(9,718)	7,968
Equity Income [Member]
To equity income:
Realized (gain) loss on qualifying cash flow hedging instruments	(526)	595	(617)	1,292
Interest expense
To interest expense:
Realized (gain) loss on qualifying cash flow hedging instruments (note 10)	$ (2)	$ 0	$ 248